NorthQuest Capital Fund, Inc.
                                 16 Rimwood Lane
                              Colts Neck, NJ  07722
                                   732-892-1057


February 12, 2003

Securities & Exchange Commission (SEC)
450 5th Street, N.W.
Washington D. C.   20549-0013

RE:  24F-2NT Filing from NorthQuest Capital Fund

Dear SEC Representative:

   On 2/03/03, the NorthQuest Capital Fund sent a check for $184.00 (CIK# 0001142728) to Mellon Bank in Pittsburgh, PA which was deposited in the SEC account for 24F-2NT Filing payments. As a consequence, the Fund is filing the following 24F-2NT via EDGAR to the SEC.

   Regards,

   /s/ Peter J. Lencki
       President
       NorthQuest Capital Fund